Earnings (loss) Per Share (Details) - Schedule of Earnings Per Share	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Schedule of Earnings Per Share [Line Items]
Basic earnings (loss) per share	$ (0.35)
Diluted earnings (loss) per share	$ (0.35)
Earnings Per Share [Member]
Schedule of Earnings Per Share [Line Items]
Basic earnings (loss) per share		$ (0.52)	$ (0.05)	$ (0.91)
Diluted earnings (loss) per share		$ (0.52)	$ (0.05)	$ (0.91)